Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value
Total fair values of RSU vested and recognized as expenses	$ 6,142	$ 1,331	$ 14,330
Dividend yield			0.00%
Minimum [Member]
Weighted average grant date fair value
Volatility rate			42.72%
Risk-free interest rate			2.83%
Maximum
Weighted average grant date fair value
Volatility rate			44.65%
Risk-free interest rate			2.92%
Employees
Weighted average grant date fair value
Expected future forfeiture rate	5.00%	9.00%
Service-based RSUs
Number of RSUs
Beginning of the year	463,546	376,272
Granted	1,180,295	279,480	1,950,374
Vested	(962,606)	(167,833)	(1,569,792)
Forfeited		(24,373)	(4,310)
End of the year	634,505	463,546	376,272
Vested and expected to vest at end of the year	620,245	377,507	376,272
Forfeited/expired	(46,730)
Weighted average grant date fair value
Beginning of the year	$ 5.52	$ 8.02
Granted	7.83	3.79	$ 8.72
Vested	6.55	10.25	9.94
Forfeited		7.56	12.7
End of the year	8.11	5.52	8.02
Vested and expected to vest at end of the year	8.83	$ 7.57	$ 8.02
Forfeited/expired	$ 7.26
Restricted Stock Units (RSUs)
Weighted average grant date fair value
Dividend yield	0.00%
Restricted Stock Units (RSUs) | Minimum [Member]
Weighted average grant date fair value
Volatility rate	37.36%
Risk-free interest rate	0.10%
Restricted Stock Units (RSUs) | Maximum
Weighted average grant date fair value
Volatility rate	62.89%
Risk-free interest rate	1.72%
Restricted Stock Units (RSUs) | Employees
Weighted average grant date fair value
Expected future forfeiture rate	1.00%	1.00%
Restricted Stock Units (RSUs) | Non-employees
Weighted average grant date fair value
Expected future forfeiture rate	0.00%	0.00%